Equity Method Investments - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Share of earnings from equity method investments	$ 2	$ 3	$ 2